Segment Information	12 Months Ended
Dec. 31, 2021
Segment Information [Abstract]
Segment Information

19. Segment Information

The Company’s Chief Executive Officer, who is the chief operating decision maker (“CODM”), reviews financial information presented on a consolidated basis. There are no segment managers who are held accountable for operations, operating results and plans for levels or components below the consolidated unit level. The Company considers itself to be operating within one reportable segment.

The following table summarizes net sales from external customers (in thousands):

	December 31,
	2021	2020	2019
United States	$2,101,975	$1,906,058	$1,378,843
Canada	211,778	150,707	117,406
Rest of world	62,472	58,107	37,679
Total	$2,376,225	$2,114,872	$1,533,928

The following table summarizes net sales by product category and revenue stream (in thousands):

	Year Ended December 31,
Net Sales by Product Category	2021	2020
Components & Storage	$1,346,053	$1,311,608
Computer System	644,923	403,203
Office Solutions	155,526	155,592
Others	229,723	244,469
Total Net Sales	$2,376,225	$2,114,872

	Year Ended December 31,
Net Sales by Revenue Stream	2021	2020	2019
Direct sales revenues(1)	$2,243,421	$1,974,897	$1,476,826
Marketplace revenues(2)	63,492	57,640	45,571
Services revenues(3)	69,312	82,335	11,532
Total Net Sales	$2,376,225	$2,114,872	$1,533,928

(1)	Includes all first-party product sales where Newegg owns and sells its own inventories within its websites and third-party marketplace platforms.
(2)	Includes all the commission revenues earned from sales made by sellers on its websites.
(3)	Includes all revenue recognized from providing services to customers, including third-party logistics services, advertising services, and all other third-party seller services.

The following table summarizes net property, plant and equipment by country (in thousands):

	December 31,
	2021	2020
United States	$23,178	$19,663
Canada	9	71
China	26,962	26,732
Total	$50,149	$46,466